Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Disclosure of detailed information about hedges [text block]
Quantitative information on derivative financial instruments is as follows:

	December 31, 2018
		Carrying amount of the hedging instrument
	Nominal Amount	Asset	Liability	Changes in fair value used for calculating hedge ineffectiveness
Fair value hedges:
Interest rate swaps	433,500	108	(6,134)	(1,666)
Cross-currency swaps	226,756	1,134	(15,994)	11,676
Cash flow hedges:
Interest rate swaps	460,000	513	(3,276)	(2,462)
Cross-currency swaps	23,025	-	(1,384)	(2,263)
Foreign exchange forwards	176,311	933	(7,177)	(14,854)
Net investment hedges:
Foreign exchange forwards	6,183	-	(78)	(128)
Total	1,325,775	2,688	(34,043)	(9,697)

	December 31, 2017
		Carrying amount of the hedging instrument
	Nominal Amount	Asset	Liability	Changes in fair value used for calculating hedge ineffectiveness
Fair value hedges:
Interest rate swaps	367,500	-	(4,361)	(2,394)
Cross-currency swaps	306,961	3,672	(30,154)	15,900
Cash flow hedges:
Interest rate swaps	595,000	127	(428)	995
Cross-currency swaps	23,025	879	-	2,132
Foreign exchange forwards	225,388	8,610	-	11,835
Net investment hedges:
Foreign exchange forwards	9,243	50	-	181
Total	1,527,117	13,338	(34,943)	28,649

DisclosureOfDetailedInformationAboutGainsAndLossesResultingFromActivitiesOfDerivativeFinancialInstrumentsAndHedgingTextBlock [Table Text Block]
The gains and losses resulting from activities of hedging derivative financial instruments recognized in the consolidated statements of profit or loss are presented below:

	December 31, 2018
	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from OCI to profit or loss	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedges
Interest rate swaps	(593)	Gain (loss) on interest rate swaps	-	(3)
Cross-currency swaps	2,246	Gain (loss) on foreign currency exchange	-	(3)
		Interest income – loans	1,756	-
Foreign exchange forwards	12,453	Interest income – securities at FVOCI	-	-
		Interest expenses – deposits	4,049	-
		Interest expense – borrowings and debt	-	-
		Gain (loss) on foreign currency exchange	(7,001)	-
Total	14,106		(1,196)	(6)

Derivatives – net investment hedge
Foreign exchange forwards	(909)
Total	(909)

	31-Dec-17
	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from OCI to profit or loss	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	(834)	Gain (loss) on interest rate swaps	-	242
Cross-currency swaps	(1,924)	Gain (loss) on foreign currency exchange	-	26
		Interest income – loans	7,611	-
Foreign exchange forwards	(2,708)	Interest income – securities at FVOCI	-	-
		Interest expenses – deposits	3,991	-
		Interest expense – borrowings and debt	-	-
		Gain (loss) on foreign currency exchange	(190)	-
Total	(5,466)		11,412	268

Derivatives – net investment hedge
Foreign exchange forwards	(277)
Total	(277)

	December 31, 2016
	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from OCI to profit or loss	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	627	Gain (loss) on interest rate swaps	-	(1,258)
Cross-currency swaps	(1,299)	Gain (loss) on foreign currency exchange	-	16
		Interest income – loans	-	(110)
Foreign exchange forwards	233	Interest income – securities at FVOCI	-	-
		Interest income – loans	(4,751)	-
		Interest expense – borrowings and debt	-	-
		Interest expenses – deposits	1,672	-
		Gain (loss) on foreign currency exchange	9,097	-
Total	(439)		6,018	(1,352)

Derivatives – net investment hedge
Foreign exchange forwards	-
Total	-

DisclosureOfDetailedInformationAboutGainlossOnDerivativeFinancialInstrumentsAndGainlossOfHedgeAssetOrLiabilityRelatedToQualifyingFairValueHedgesTextBlock [Table Text Block]
For the agreements qualifying as fair value hedge, the Bank recognized the gain or loss on the derivative financial instruments and the gain or loss of the hedged asset or liability in profit or loss as follows:

	December 31, 2018
	Classification in consolidated statement of profit or loss	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives – fair value hedge
Interest rate swaps	Interest income – securities FVOCI	(4)	388	384
	Interest income – loans	(134)	1,899	1,765
	Interest expenses – borrowings and debt	(2,192)	(12,201)	(14,393)
	Derivative financial instruments	(5,291)	5,363	72
Cross-currency swaps	Interest income – loans	(765)	1,598	833
	Interest expenses – borrowings and debt	(241)	(9,367)	(9,608)
	Derivative financial instruments	(15,840)	13,927	(1,913)
Total		(24,467)	1,607	(22,860)

	December 31, 2017
	Classification in consolidated statement of profit or loss	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives – fair value hedge
Interest rate swaps	Interest income – securities FVOCI	(126)	476	350
	Interest income – loans	(12)	160	148
	Interest expenses – borrowings and debt	1,387	(16,233)	(14,846)
	Derivative financial instruments	(2,270)	2,371	101
Cross-currency swaps	Interest income – loans	(1,496)	2,442	946
	Interest expenses – borrowings and debt	1,848	(10,265)	(8,417)
	Derivative financial instruments	14,950	(16,709)	(1,759)
Total		14,281	(37,758)	(23,477)

	December 31, 2016
	Classification in consolidated statement of profit or loss	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives – fair value hedge
Interest rate swaps	Interest income – securities FVOCI	(617)	1,593	976
	Interest income – loans	(25)	2,023	1,998
	Interest expenses – borrowings and debt	4,558	(28,261)	(23,703)
	Derivative financial instruments	(2,077)	2,178	101
Cross-currency swaps	Interest income – loans	(372)	928	556
	Interest expenses – borrowings and debt	195	(6,183)	(5,988)
	Derivative financial instruments	17,673	(16,752)	921
Total		19,335	(44,474)	(25,139)

Disclosure of detailed information about hedged items [text block]
The following tables detail the changes of fair value of the underlying item in the consolidated statement of financial position related to fair value hedges:

	December 31, 2018
Fair value hedges	Carrying amount	Accumulated fair value adjustments	Line item in the consolidated statement of financial position
Interest rate risk
Loans	66,091	97	Loans
Issuances	349,428	5,266	Borrowings and debt, net

Foreign exchange rate risk and interest rate risk:
Securities at FVOCI	12,221	(527)	Securities and other financial instruments, net
Loans	10,581	(1,097)	Loans
Issuances	199,356	15,024	Borrowings and debt, net

	December 31, 2017
Fair value hedges	Carrying amount	Accumulated fair value adjustments	Line item in the consolidated statement of financial position
Interest rate risk
Loans	-	-	Loans
Issuances	355,000	(4,411)	Borrowings and debt, net

Foreign exchange rate risk and interest rate risk:
Securities at FVOCI	12,369	(32)	Securities and other financial instruments, net
Loans	25,027	744	Loans
Issuances	249,328	(2,301)	Borrowings and debt, net

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

The following tables detail the maturity profile of the timing of the nominal amounts of the hedging instruments, by type of risk covered:

	December 31, 2018
Risk type	Foreign exchange risk	Interest rate risk	Foreign exchange and interest rate risks	Total
Up to 1 month	27,458	-	-	27,458
31 to 60 days	16,977	115,000	-	131,977
61 to 90 days	6,908	50,000	-	56,908
91 to 180 days	100,489	17,000	73,193	190,682
181 to 365 days	98,813	159,500	-	258,313
1 to 2 years	5,161	463,000	23,025	491,186
2 to 5 years	3,704	89,000	7,779	100,483
More than 5 years	-	-	68,768	68,768
Total	259,510	893,500	172,765	1,325,775

	December 31, 2017
Risk type	Foreign exchange risk	Interest rate risk	Foreign exchange and interest rate risks	Total
Up to 1 month	69,459	-	-	69,459
31 to 60 days	26,104	-	-	26,104
61 to 90 days	1,729	185,000	16,821	203,550
91 to 180 days	16,567	137,500	-	154,067
181 to 365 days	68,952	202,500	8,127	279,579
1 to 2 years	178,331	21,500	73,193	273,024
2 to 5 years	4,413	416,000	24,872	445,285
More than 5 years	-	-	76,049	76,049
Total	365,555	962,500	199,062	1,527,117

Disclosure of offsetting of financial assets and financial liabilities [text block]
The following tables summarize financial assets and liabilities that have been offset in the consolidated statement of financial position or are subject to master netting agreements:

a)	Derivative financial instruments – assets

December 31, 2018
		Gross amounts offset in the	Net amount of assets presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets	consolidated statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral received	Net Amount
Derivative financial instruments used for hedging at fair value	2,688	-	2,688	-	(1,496)	1,192
Total	2,688	-	2,688	-	(1,496)	1,192

December 31, 2017
		Gross amounts offset in the	Net amount of assets presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets	consolidated statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral received	Net Amount
Derivative financial instruments used for hedging at fair value	13,338	-	13,338	-	(22,304)	(8,966)
Total	13,338	-	13,338	-	(22,304)	(8,966)

b)	Financial liabilities and derivative financial instruments – liabilities

December 31, 2018
		Gross amounts offset in the	Net amount of liabilities presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of liabilities	consolidated statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral pledged	Net Amount
Derivative financial instruments used for hedging at fair value	34,043	-	34,043	-	(35,960)	(1,917)
Total	34,043	-	34,043	-	(35,960)	(1,917)

December 31, 2017
		Gross amounts offset in the	Net amount of liabilities presented in the	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of liabilities	consolidated statement of financial position	consolidated statement of financial position	Financial instruments	Cash collateral pledged	Net Amount

Derivative financial instruments used for hedging at fair value	34,943	-	34,943	-	(50,241)	(15,298)
Total	34,943	-	34,943	-	(50,241)	(15,298)